RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Cash Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 777	$ 571
Due to related parties	1,011	544
Lease liabilities	271	293
Non-recourse borrowings	15,362	13,675
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	777	571
Financial instrument liabilities	879	859
Due to related parties	1,496	544
Lease liabilities	300	318
Non-recourse borrowings	15,350	13,844
Interest payable on borrowings	7,896	5,104
Total	26,698	21,240
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	777	571
Financial instrument liabilities	389	151
Due to related parties	1,011	544
Lease liabilities	29	25
Non-recourse borrowings	2,772	1,282
Interest payable on borrowings	1,033	828
Total	6,011	3,401
Gross of Unamortized Financing Fees and Accumulated Amortization | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	218	209
Due to related parties	0	0
Lease liabilities	81	86
Non-recourse borrowings	7,259	6,370
Interest payable on borrowings	3,101	2,536
Total	10,659	9,201
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	272	499
Due to related parties	485	0
Lease liabilities	190	207
Non-recourse borrowings	5,319	6,192
Interest payable on borrowings	3,762	1,740
Total	$ 10,028	$ 8,638